Company's Operations - Summary (Details)	Dec. 31, 2025 item
Company's Operations [Line Items]
Number of Industrial Units	16
Number of Technology Centers	6,000
BRAZIL
Company's Operations [Line Items]
Number of Technology Centers	4,000
Number of Distribution Centers	29
Number of Terminals	73
BRAZIL | Fibria
Company's Operations [Line Items]
Number of Ports	4
Foreign countries
Company's Operations [Line Items]
Number of Terminals	73
CHINA
Company's Operations [Line Items]
Number of Technology Centers	1,000
ISRAEL
Company's Operations [Line Items]
Number of Technology Centers	1,000
Suzano Industrial | BRAZIL
Company's Operations [Line Items]
Number of Industrial Units	14
Suzano Industrial | State of Sao Paulo
Company's Operations [Line Items]
Number of Industrial Units	2
Suzano Packaging LLC (Indirect) | UNITED STATES
Company's Operations [Line Items]
Number of Industrial Units	2
Suzano Packaging LLC (Indirect) | Pine Bluff
Company's Operations [Line Items]
Number of Industrial Units	2
Suzano Packaging LLC (Indirect) | Waynesville [Member]
Company's Operations [Line Items]
Number of Industrial Units	2